General Information (Tables)	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
Schedule of Major Shareholders and their Respective Percentage of Ownership	The Parent Company’s major shareholders and their respective percentage of ownership as of December 31, 2024 are as follows:

	Number of shares	Ownership (%)
GungHo Online Entertainment, Inc.	4,121,737	59.31
Others	2,827,163	40.69
	6,948,900	100.00

Schedule of Consolidated Subsidiaries
Details of the consolidated subsidiaries as of December 31, 2024 and 2023 are as follows:

		Percentage of ownership (%)
Subsidiary	Location	2024	2023	Fiscal year end	Main business
Gravity Interactive, Inc.	U.S.A.	100.00	100.00	December	Online and mobile game services
Gravity NeoCyon, Inc. (*)	Korea	100.00	99.53	December	Mobile game development and service
Gravity Communications Co.,Ltd.	Taiwan	100.00	100.00	December	Online and mobile game services
PT. Gravity Game Link	Indonesia	70.00	70.00	December	Online and mobile game services
Gravity Game Tech Co.,Ltd.	Thailand	100.00	100.00	December	Online and mobile game services
Gravity Game Arise Co., Ltd.	Japan	100.00	100.00	December	Online and mobile game services
Gravity Game Hub PTE., Ltd.	Singapore	100.00	100.00	December	Online and mobile game services
Gravity Game Vision Limited.	Hong Kong	100.00	100.00	December	Online and mobile game services

(*) The Parent Company acquired an additional 0.47% ownership of Gravity NeoCyon, Inc. during the year ended December 31, 2024.

Schedule of Consolidated Financial Information Subsidiaries
Details of the condensed financial information of subsidiaries as of and for the year ended December 31, 2024 and 2023 are as follows:

	2024
Subsidiaries	Total assets(*)	Total liabilities(*)	Revenue(*)	Profit(loss) For the year(*)
	(In millions of Korean won)
Gravity Interactive, Inc.	₩ 28,078	₩ 16,855	₩ 39,938	₩ 74
Gravity NeoCyon, Inc.	15,000	4,281	20,316	1,771
Gravity Communications Co., Ltd.	27,121	6,687	35,189	1,754
PT Gravity Game Link	2,693	367	1,476	(51)
Gravity Game Tech Co., Ltd.	72,123	23,780	48,771	6,860
Gravity Game Arise Co., Ltd.	7,712	1,192	5,574	(6,237)
Gravity Game Hub PTE., Ltd.	68,728	13,684	89,257	13,815
Gravity Game Vision Limited	72,468	26,756	160,067	21,946
(*) Amount before eliminating the intercompany transactions.

	2023
Subsidiaries	Total assets(*)	Total liabilities(*)	Revenue(*)	Profit(loss) For the year(*)
	(In millions of Korean won)
Gravity Interactive, Inc.	₩ 23,445	₩ 13,671	₩ 49,818	₩ 1,113
Gravity NeoCyon, Inc.	11,747	5,784	19,408	(1,270)
Gravity Communications Co., Ltd.	35,754	9,227	33,122	10,116
PT Gravity Game Link	2,461	303	2,234	(103)
Gravity Game Tech Co., Ltd.	50,672	8,081	30,604	11,308
Gravity Game Arise Co., Ltd.	7,058	1,683	3,807	(5,393)
Gravity Game Hub PTE., Ltd.	74,229	37,718	287,950	34,160
Gravity Game Vision Limited	51,811	10,753	145,653	23,547
(*) Amounts before eliminating the intercompany transactions.